Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

16.    SEGMENT REPORTING

Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Company’s Chief Executive Officer, “CEO”) in deciding how to allocate resources and in assessing the Company’s performance.

Operating segments for the Company are organized by product type and managed by segment managers who are responsible for the operating and financial results of each segment. Due to the similarities in the manufacturing and distribution processes for the Company’s products, much of the information provided in these consolidated financial statements and the footnotes to the consolidated financial statements, is similar to, or the same as, that information reviewed on a regular basis by the Company’s CEO.

The Company’s management evaluates segment profit/loss for each of the Company’s operating segments. The Company defines segment profit/loss as income from continuing operations before interest, taxes, depreciation, amortization, share-based compensation expense, gains/losses on foreign currency fluctuations, gains/losses on the early extinguishment of debt and miscellaneous expenses. Segment profit/loss also excludes the impact of certain items that are not directly attributable to the reportable segments’ underlying operating performance. Such items are shown below in the table reconciling segment profit to consolidated income from continuing operations before income taxes. The Company does not have any material inter-segment sales. Information about total assets by segment is not disclosed because such information is not reported to or used by the Company’s CEO. Segment goodwill and other intangible assets, net, are disclosed in Note 9 Goodwill and Note 8 Intangible Assets, respectively.

As of December 31, 2022 and 2021, the Company’s operations were organized in the following two reportable segments:

(1)    The Cannabinoid operating segment: comprised of the Company’s cultivation, extraction, and commercialization of cannabinoid products. This operating segment is in the early stages of commercializing cannabinoid products internationally pursuant to applicable international and domestic legislation, regulations, and other permits. The Company’s principal customers and sales for its products are primarily outside of the U.S.

(2)    Non-Cannabinoid operating segment: comprised of the brands acquired as part of the Herbal Brands acquisition in May 2019. The segment is engaged in the business of formulating, manufacturing, marketing, selling, distributing, and otherwise commercializing nutraceutical and other natural remedies, wellness products, detoxification products, and nutritional and dietary supplements. The Company’s principal customers for its Herbal Brands products include mass retailers, specialty and health retailer and distributors in the U.S.

The following table is a comparative summary of the Company’s net sales and segment profit for by reportable segment for the periods presented:

	Year ended
	December 31, 2022	December 31, 2021
Segment Net Revenue:
Cannabinoid	$6,119	$3,242
Non-Cannabinoid	11,681	12,132
Total Net Revenue	17,800	15,374

Segment Profit (Loss):
Cannabinoid	(63,720)	(16,915)
Non-Cannabinoid	1,346	2,631
Total Loss	$(62,374)	$(14,284)

Reconciliation:
Total Segment Loss	(62,374)	(14,284)
Unallocated corporate expenses	(8,327)	(11,196)
Non-cash share based compensation	(2,343)	(11,451)
Depreciation and amortization	(2,058)	(1,768)
Goodwill impairment	—	(18,508)
Loss from operations	$(75,102)	$(57,207)

Loss (gain) on debt extinguishment, net	2,263	(3,262)
Gain on remeasurement of warrant liability	(2,092)	(16,856)
Gain on investment	(6,851)	—
Foreign exchange loss	1,129	1,276
Interest expense	2,702	6,818
Other expense (income), net	202	(502)
Loss from operations before income taxes and equity investment loss	$(72,455)	$(44,681)

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenue of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues December 31,		Percentage of Accounts Receivable December 31,
	2022	2021	2022	2021
Customer B(a)	12%	17%	18%	25%
Customer C(b)	*	*	13%	18%
Customer H(a)	*	*	15%	*
Customer I(a)	*	*	10%	*

*        denotes less than 10%

(a)      net sales attributed are reflected in the cannabinoid segments

(b)      net sales attributed are reflected in the non-cannabinoid segments

During 2022 and 2021, the Company’s net sales for the non-cannabinoid segment were in the U.S; cannabinoid net sales were mostly outside of the U.S., primarily in Colombia, Israel, Brazil and Australia.

The following table disaggregates the Company’s long-lived assets, by segment for the periods presented:

	December 31, 2022	December 31, 2021
Long-lived assets
Cannabinoid	$15,308	$30,709
Non-Cannabinoid	155	216
Other(a)	—	7
Total	$15,463	$30,932

____________

(a)      “Other” includes long-lived assets primarily in the Company’s corporate offices.

Long-lived assets consist of non-current assets other than goodwill; intangible assets, net; deferred tax assets; investments in unconsolidated subsidiaries and equity securities; and financial instruments. The Company’s largest market in terms of long-lived assets is in Colombia.

The following table disaggregates the Company’s revenues by channel for the periods presented:

	Year ended
	December 31, 2022	December 31, 2021
Mass retail	$9,920	$8,070
Distributors	6,796	5,835
Specialty, health and other retail	578	945
E-commerce	506	524
	$17,800	$15,374

The following table represents the Company’s revenues attributed to countries based on location of customer:

	Year Ended December 31,
	2022	2021
United States	$11,461	$12,132
Israel	1,424	809
Australia	1,835	1,584
Brazil	1,431	153
Germany	1,431	100
Other	218	596
Total	$17,800	$15,374

____________

(a)      The Company has presented December 31, 2021 information to conform to the current period presentation.